Short-term investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Schedule of short-term investments

	December 31, 2018			December 31, 2017
	Bermuda	Non-Bermuda	Total	Bermuda	Non-Bermuda	Total
Unrestricted
Maturing within three months	—	25,459	25,459	67,528	71,986	139,514
Maturing between three to six months	—	9,641	9,641	19,841	67,035	86,876
Total unrestricted short-term investments	—	35,100	35,100	87,369	139,021	226,390

Affected by drawing restrictions related to minimum reserve and derivative margin requirements
Non-interest earning demand deposits	—	2,401	2,401	—	—	—
Interest earning demand and term deposits	13,836	999	14,835	22,053	1,541	23,594
Total restricted short-term investments	13,836	3,400	17,236	22,053	1,541	23,594

Total short-term investments	13,836	38,500	52,336	109,422	140,562	249,984